                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jonathon S. Jacobson
Address: c/o Highfields Capital Management LP
         John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA 02116

Form 13F File Number: 28-7618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella     Boston, Massachusetts       February 14, 2006
----------------------    ------------------------  ------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

         Form 13F File Number       Name
         28-3499                    Highfields Capital Management LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $5,796,284 (x 1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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FORM 13F

Page 2 of 2    Name of Reporting Manager: Jonathon S. Jacobson

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